ISHARES TRUST
                        SUPPLEMENT DATED JANUARY 1, 2002
                                     to the
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2001

     THE INFORMATION IN THIS SUPPLEMENT UPDATES THE INFORMATION IN, AND SHOULD BE READ IN CONJUNCTION WITH, THE STATEMENT OF ADDITIONAL INFORMATION OF ISHARES TRUST DATED AUGUST 1, 2001 (THE "SAI").

     ON NOVEMBER 15, 2001, AT A MEETING OF SHAREHOLDERS OF EACH SERIES OF ISHARES TRUST (THE "TRUST"), SHAREHOLDERS OF RECORD AS OF SEPTEMBER 13, 2001 VOTED TO ELECT A NEW SLATE OF TRUSTEES TO SERVE ON THE BOARD OF TRUSTEES OF THE TRUST. EFFECTIVE JANUARY 1, 2002, NATHAN MOST, GARRETT F. BOUTON, RICHARD K. LYONS, GEORGE G.C. PARKER, JOHN B. CARROLL, AND W. ALLEN REED WILL SERVE AS TRUSTEES OF THE TRUST. MESSRS. MOST, LYONS AND PARKER HAVE SERVED AS TRUSTEES OF THE TRUST SINCE FEBRUARY 15, 2000. MESSRS. BOUTON, CARROLL AND REED WERE ELECTED AS ADDITIONAL TRUSTEES OF THE TRUST.

     ACCORDINGLY, THE TRUSTEES' BIOGRAPHICAL INFORMATION APPEARING IN THE TABLE THAT BEGINS ON PAGE 38 OF THE SAI IS REPLACED WITH THE FOLLOWING:

                                         PRINCIPAL OCCUPATIONS AND AFFILIATIONS
NAME (AGE) ADDRESS            POSITION   DURING THE PAST FIVE YEARS
---------------------------- ---------- ---------------------------------------

*Nathan Most (87)             Trustee,  President & Chairman of the Board,
P.O. Box 193                 President, iShares, Inc. (formerly known as WEBS
Burlingame, CA 94011-0193    Treasurer, Index Fund, Inc.) (since 1996);
                             Principal  Consultant to BGI, American Stock
                             Financial  Exchange and the Hong Kong Stock
                              Officer   Exchange; Formerly Senior Vice
                                        President American Stock Exchange (New
                                        Product Development) (1976-1996)

*Garrett F. Bouton (56)       Trustee   Managing Director and Chief Executive
Barclays Global Investors               Officer (since 2000) for BGI's Global
45 Fremont Street                       Individual Investor Business; Chairman
San Francisco, CA 94105                 of the Board of Directors (since 1998)
                                        of BGFA; Director (since 1998) of BGI;
                                        Director of various Barclays
                                        subsidiaries (since 1997); Global H. R.
                                        Director (since 1996) for BGI.

Richard K. Lyons (39)         Trustee   Professor, University of California,
350 Barrows Hall                        Berkeley: Haas School of Business
Haas School of Business                 (since 1993); Member, Council on
UC Berkeley                             Foreign Relations Consultant: IMF World
Berkeley, CA 94720                      Bank, Federal Reserve Bank, European
                                        Commission and United Nations Board of
                                        Directors: Matthews International Funds

George G.C. Parker (60)       Trustee   Associate Dean for Academic Affairs,
Graduate School of Business,            Director of MBA Program, Professor,
Stanford University                     Stanford University: Graduate School of
521 Memorial Way                        Business (since 1988); Board of
Room K301                               Directors: Affinity Group, Bailard,
Stanford, CA 94305                      Biehl and Kaiser, Inc., California
                                        Casualty Group of Insurance Companies,
                                        Continental Airlines, Inc., Community
                                        First Financial Group, Dresdner/RCM
                                        Mutual Funds, H. Warshow & Sons, Inc.

John B. Carroll (65)          Trustee   Retired Vice President of Investment
520 Main Street                         Management (from 1984-2000) of GTE
Ridgefield, CT  06877                   Corporation; Advisory Board member of
                                        Ibbotson Assoc. (since 1998); former
                                        Trustee and Member of the Executive
                                        Committee (since 1991) of The Common
                                        Fund, a non-profit organization; Member
                                        of the Investment Committee (since
                                        1988) of the TWA Pilots Annuity Trust
                                        Fund; former Vice Chairman and
                                        Executive Committee Member (since 1992)
                                        of the Committee on Investment of
                                        Employee Benefit Assets of the
                                        Financial Executive Institute; and
                                        Member (since 1986) of the Pension
                                        Advisory Committee of the New York
                                        Stock Exchange.

                                         PRINCIPAL OCCUPATIONS AND AFFILIATIONS
NAME (AGE) ADDRESS            POSITION   DURING THE PAST FIVE YEARS
---------------------------- ---------- ---------------------------------------

W. Allen Reed (54)             Trustee  President, CEO and Director (since
General Motors Investment               1994) of General Motors Investment
Management Corp.                        Management Corporation; Director (from
767 Fifth Avenue                        1995 to 1998) of Taubman Centers, Inc.
New York, NY 10153                      (a real estate investment trust);
                                        Director (since 1992) of FLIR Systems
                                        (an imaging technology company);
                                        Director (since 1994) of General Motors
                                        Acceptance Corporation; Director (since
                                        1994) of GMAC Insurance Holdings, Inc.;
                                        Director (since 1995) of Global
                                        Emerging Markets Fund; Director (since
                                        2000) of Temple Inland Industries;
                                        Member (since 2001) of the Pension
                                        Managers Advisory Committee of the New
                                        York Stock Exchange; Member (since
                                        1995) of the New York State Retirement
                                        System Advisory Board; Chairman (since
                                        1995) of the Investment Advisory
                                        Committee of Howard Hughes Medical
                                        Institute.


* Messrs. Most and Bouton are each deemed to be an "interested person" (as defined in the 1940 Act) of the Trust and the Funds.


   THE TRUSTEES' COMPENSATION INFORMATION APPEARING ON PAGE 39 OF THE SAI IS REPLACED WITH THE FOLLOWING:

The table below sets forth the compensation paid to each Trustee during the year ended April 30, 2001:



                      AGGREGATE      PENSION OR
                      ESTIMATED      RETIREMENT                         TOTAL ESTIMATED
                    COMPENSATION  BENEFITS ACCRUED   ESTIMATED ANNUAL    COMPENSATION
                      FROM THE    AS PART OF TRUST    BENEFITS UPON      FROM THE FUND
NAME OF TRUSTEE         TRUST        EXPENSES          RETIREMENT      AND FUND COMPLEX
---------------         -----        --------          ----------      ----------------

Nathan Most*         $  54,000    Not Applicable.    Not Applicable.         $136,500

Richard K. Lyons     $  54,000    Not Applicable.    Not Applicable.         $ 54,000

George G.C. Parker   $  54,000    Not Applicable.    Not Applicable.         $ 54,000

Thomas E. Flanigan** $  39,000    Not Applicable.    Not Applicable.         $ 39,000

Garrett F. Bouton    $       0    Not Applicable.    Not Applicable.         $      0

John B. Carroll*     $       0    Not Applicable.    Not Applicable.         $ 55,000

W. Allen Reed*       $       0    Not Applicable.    Not Applicable.         $ 55,000

* Messrs. Most, Carroll and Reed also serve as Directors of iShares, Inc., an investment company with 22 investment portfolios also advised by BGFA.

** Mr. Flanigan resigned from the Board of Trustees on November 15, 2000.




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